Inventories (Details Narrative) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 774,588	$ 1,383,630	$ 98,937